REAL ESTATE DISPOSITIONS - (Schedule of Major Components of Real Estate Held for Sale and Liabilities Related to Real Estate Held for Sale) (Detail) - Held-for-sale - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate, cost	$ 0	$ 139,936
Accumulated depreciation and amortization	0	(11,790)
Real estate, net	0	128,146
Other assets	0	5,503
Total assets related to real estate held for sale	0	133,649
Notes payable, net	0	86,424
Other liabilities	0	1,477
Total liabilities related to real estate held for sale	$ 0	$ 87,901